EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Amount of options	2,175,488
Granted, Amount of options	310,000
Exercised, Amount of options	(276,170)
Expired and forfeited, Amount of options	(71,535)
Outstanding, Amount of options	2,137,783	2,175,488
Vested and expected to vest, Amount of options	2,085,779
Exercisable, Amount of options	1,172,950
Outstanding, Weighted average exercise price	$ 5.36
Granted, Weighted average exercise price	11.63
Exercised, Weighted average exercise price	3.52
Expired and forfeited, Weighted average exercise price	6.17
Outstanding , Weighted average exercise price	6.91	$ 5.36
Vested and expected to vest, Weighted average exercise price	6.85
Exercisable, Weighted average exercise price	$ 4.84
Outstanding, Weighted average remaining contractual life (in years)	3 years 5 months 5 days	3 years 5 months 26 days
Vested and expected to vest, Weighted average remaining contractual life (in years)	3 years 4 months 28 days
Exercisable, Weighted average remaining contractual life (in years)	2 years 6 months 22 days
Outstanding, Aggregate intrinsic value	$ 9,274
Outstanding, Aggregate intrinsic value	15,171	$ 9,274
Vested and expected to vest, Aggregate intrinsic value	14,927
Exercisable, Aggregate intrinsic value	$ 10,646